SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - shares		12 Months Ended
	Jun. 05, 2020	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of preferred shares converted into equity	68,460
Useful life, measured as period of time, used for intangible assets		5 years
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Number of treasury shares repurchased		3.8